Annual Benefit Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Expected future benefit payments in 2012	$ 78
Expected future benefit payments in 2013	78
Expected future benefit payments in 2014	78
Expected future benefit payments in 2015	78
Expected future benefit payments in 2016	78
Expected future benefit payments in years 2017 - 2021	$ 385